Filed Pursuant to Rule 497
Registration No. 333-176182

VII Peaks-KBR Co-Optivist Income BDC II, Inc.

Supplement No. 1 dated April 17, 2012

to

Prospectus dated March 9, 2012

This Supplement No. 1 contains information which amends, supplements or modifies certain information contained in the Prospectus of VII Peaks-KBR Co-OptivistTM Income BDC II, Inc. (the “Company”) dated March 9, 2012 (the “Prospectus”).

You should carefully consider the “Risk Factors” beginning on page 23 of the Prospectus before you decide to invest.

Cover Page

This supplement adds the following language to the end of the final paragraph on the cover page:

“Except as specifically required by the Investment Company Act of 1940, as amended, and the rules and regulations thereunder, the use of forecasts is prohibited and any representation to the contrary and any predictions, written or oral, as to the amount or certainty of any present or future cash benefit or tax consequence which may flow from an investment in our common stock is not permitted”

Business

This supplement adds the following language to the end of the first paragraph on page 48 under the heading, “Business — Overview”:

“Despite our rights to the name “Co-Optivist,” we do not have the exclusive right to use the “co-optivist” investment strategy described in this prospectus.”

Portfolio Management

This supplement replaces in its entirety the final sentence of the first paragraph on page 64 under the heading, “Portfolio Management — VII Peaks’ Advisory Board”:

“While VII Peaks expects to consult frequently with its Advisory Board members regarding advice and insight on a wide variety of topics and specialty areas, the Advisory Board members will not be involved in the investment decisions of the Manager and are not compensated for their services.”

Suitability Standards

This supplement adds the following state suitability standards to page 107 of the Prospectus:

Iowa — Investors who reside in the state of Iowa must have either (i) a liquid net worth of $85,000 and annual gross income of $85,000 or (ii) a liquid net worth of $300,000. Additionally, an Iowa investor’s total investment in us shall not exceed 10% of his or her net worth. Liquid net worth is that portion of an investor's net worth that consists of cash, cash equivalents and readily marketable securities and is exclusive of home, auto and furnishings.

New Jersey — In addition to the suitability standards noted above, the New Jersey Bureau of Securities recommends that an investor’s aggregate investment in this offering and similar offerings not exceed 10% of the investor’s liquid net worth. For this purpose “liquid net worth” is defined as that portion of net worth that consists of cash, cash equivalents in readily marketable securities.

New Mexico — In addition to the suitability standards above, an investor in the state of New Mexico must limit his or her investment in us and our affiliates to 10% of his or her net worth.

Available Information

This supplement adds the following language to the end of the first paragraph on page 111 under the heading, “Available Information”:

“Any stockholder and its designated representative are permitted access to our records to which it is entitled under applicable law at all reasonable times, and may inspect and copy any of them for a reasonable charge. Please see our charter and bylaws for additional information regarding stockholders’ right to access our records.”

Form of Subscription Agreement

This supplement replaces in its entirety the Form of Subscription Agreement found in Appendix A of the Prospectus.

VII PEAKS · KBR

CO-OPTIVIST™ FUNDS

SUBSCRIPTION AGREEMENT

INSTRUCTIONS TO THE INVESTORS

Please read carefully the registration statement dated March 9, 2012, which includes the prospectus relating to the sale of shares of common stock in VII Peaks-KBR Co-Optivist™ Income BDC II, Inc. and all Exhibits and supplements thereto (the "Registration Statement") before deciding to subscribe. This Offering is limited to investors who certify that they meet all of the qualifications set forth in the Registration Statement. If you meet these qualifications and desire to purchase our common stock, then please complete, execute and deliver the entire Subscription Agreement (as completed and signed) to the address provided below.

You should examine the suitability of this type of investment in the context of your own needs, investment objectives, and financial capabilities and should make your own independent investigation and decision as to risk and potential gain involved. Also, you are encouraged to consult with your own attorney, accountant, financial consultant or other business or tax advisor regarding the risks and merits of the proposed investment.

Upon receipt of the signed Subscription Agreement, verification of your investment qualifications, and acceptance of your subscription by the Company (which reserves the right to accept or reject a subscription for any reason whatsoever), the Company will execute the Subscription Agreement and notify you of the receipt and acceptance of your subscription. In no event may a subscription of shares be accepted until at least five business days after the date the subscriber receives the final prospectus. The Company may accept or reject any subscription in whole or in part for a period of 30 days after receipt of the Subscription Agreement and any other subscription documents requested by the Company, verification of your investment qualifications and payment in full. Any subscription not accepted within 30 days of receipt will be deemed rejected.

Important Note: In all cases, the person or entity actually making the investment decision to purchase shares should complete and sign the Subscription Agreement. For example, if the investor purchasing shares is a retirement plan for which investments are directed or made by a third party trustee, then that third party trustee must complete the Subscription Agreement rather than the beneficiaries under the retirement plan. This also applies to trusts, custodial accounts and similar arrangements. You must list your principal place of residence rather than your office or other address on the signature page to the Subscription Agreement so that the Company can confirm compliance with appropriate securities laws. If you wish correspondence sent to an address other than your principal residence, please provide a mailing address where indicated in "Item 3 (A) - Investor's Mailing Address/Address of Record."

Return the entire subscription agreement and attachments (as completed and signed) to:

PRE ESCROW BREAK: *Until we have raised $1,000,000, from persons who are not affiliated with us or our investment adviser:*

UMB Bank, N.A.
Attention: Lara Stevens, Corporate Trust
1010 Grand Blvd., 4th Floor
Mail Stop: 1020409
Kansas City, Missouri 64106
Telephone: (816) 860-3017, Facsimile: (816) 860-3029

Make all checks payable to: UMB Bank, N.A., escrow agent for:

VII Peaks-KBR Co-Optivist Income BDC II, Inc.

ESCROW ACCOUNT # 1 3 8 5 8 5 . 1

Wire transfers before escrow break should be sent to:

Account Name: **Trust Clearance**
Reference: VII Peaks-KBR BDC II Escrow 1 3 8 5 8 5 . 1
Account Number: 9 8 0 0 0 0 6 8 2 3
Routing Number: 1 0 1 0 0 0 6 9 5
Bank Name: UMB Bank, N.A.

POST ESCROW BREAK: *Once we have raised $1,000,000, from persons who are not affiliated with us or our investment adviser:*

VII Peaks-KBR Co-Optivist™ Income BDC II, Inc.
Phoenix American Financial Services, Inc.
Attn: VII PEAKS-KBR BDC II Service Team
2401 Kerner Blvd., San Rafael, California 94901
Telephone: 877-700-0527 (877-7000-KBR)
Facsimile: 415-485-4553

Make all checks payable to:

VII Peaks-KBR Co-Optivist Income BDC II, Inc.

Wire transfers after escrow break should be sent to:

Account Name: **Phoenix American Financial Services, Inc. as trustee for KBR Capital Partners, LLC**
Account Number: 0 2 5 5 6 1 6 7 0
Routing Number: 1 2 1 1 0 0 7 8 2
Bank Name: Bank of the West
Bank Location: Walnut Creek, CA

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VII PEAKS · KBR
CO-OPTIVIST™ FUNDS

SUBSCRIPTION AGREEMENT

Shares Of Common Stock Of VII Peaks-KBR Co-Optivist™ Income BDC II, Inc.

1 YOUR INITIAL INVESTMENT

The minimum initial investment is $5,000

Investment Amount $ ____________

2 FORM OF OWNERSHIP *(please print clearly)*

(Select only one)

☐ **INDIVIDUAL** ☐ **JOINT TENANTS**

(Joint accounts will be registered as joint tenants with rights of survivorship unless otherwise indicated)

☐ *Transfer on Death-optional designation of beneficiaries for individual, Joint owners with rights of survivorship, or tenants by the entireties.*

☐ **PENSION PLAN** *(Third Party Administered Plans)*

☐ **UNIFORM GIFT/TRANSFER TO MINORS** *(UGMA/UTMA)*

Under the **UGMA/UTMA** of the State of ____________

☐ **CUSTODIAL ACCOUNT**

☐ **IRA** ☐ **SEP/IRA**

☐ **ROTH/IRA** ☐ **OTHER:** ____________

☐ **TRUST** *(Complete Trustee Certificate)*

☐ **NON PROFIT ORGANIZATION**

☐ **CORPORATION OR PARTNERSHIP** *(Complete Corporate/LLC/LP Resolution)*

☐ **OTHER** *(Include title and signature pages)*

Account Number ____________

A. Individual/Benefacial Owners (Trust/Corporation/Partnership)/ Custodians**

Custodian's Name			Tax ID Number
Name of Trust/Corporation/Partnership or Other Entity*			Tax ID Number
First Name	(MI)	Last Name*	Gender (M/F)
First Name	(MI)	Last Name*	Gender (M/F)
Social Security Number*			Date of Birth (MM,DD,YYYY)*

B. Joint Investors/Minor

First Name	(MI)	Last Name*	Gender (M/F)
Social Security Number*			Date of Birth (MM,DD,YYYY)*

C. Transfer on Death Beneficiary Information *(Individual or Joint Tenant Accounts Only)*

First Name	(MI)	Last Name	Social Security Number	___Primary	___%
First Name	(MI)	Last Name	Social Security Number	___Primary	___%

3 YOUR ADDRESS *(Section 3C must be completed if mailing address in Section 3A is a P.O. Box)*

A. Investor's Mailing Address/Address of Record

Street Address			Apt. #
City		State	Zip Code
If Non-U.S., Specify Country	Daytime Phone Number	E-Mail Address	

B. Investor's Residential Street Address

Street Address			Apt. #
City		State	Zip Code
If Non-U.S., Specify Country	Daytime Phone Number	E-Mail Address	

If you are using a P.O. Box for your mailing address, then you must provide a street address for verification purposes. Please provide your street address in this section.

C. Joint Investor's Mailing Address *(if different than address of record)*

Street Address			Apt. #
City		State	Zip Code
If Non-U.S., Specify Country	Daytime Phone Number	E-Mail Address	

** Required by law ** For custodial accounts, a completed copy of this Subscription Agreement should be sent directly to the custodian. The custodian will forward the subscription documents and wire the appropriate funds to UMB Bank, N.A. pre escrow and Phoenix American Financial Services post escrow.*

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4 DISTRIBUTION INFORMATION

I elect the distributions option indicated below:

(IRA accounts may not direct distributions without the custodian's approval)

A. ☐ Participate in VII Peaks-KBR Co-Optivist™ Income BDC II, Inc. Distribution Reinvestment Plan.*

* Each investor that elects to have his or her distributions reinvested in VII Peaks-KBR Co-Optivist Income BDC II, Inc.'s Distribution Reinvestment Plan agrees to notify the Company and the broker-dealer named in this Subscription Agreement in writing at any time there is a material change in his or her financial condition, including failure to meet the minimum income and net worth standards as imposed by the state in which he or she resides.

B. ☐ Direct Deposit Please attach a voided pre-printed check. (Non-Custodian Investors Only)

I authorize VII PEAKS-KBR CO-OPTIVIST™ INCOME BDC II, INC. or its agent to deposit my distribution to the account indicated below. This authority will remain in force until I notify VII PEAKS-KBR CO-OPTIVIST™ INCOME BDC II, INC. in writing to cancel it. In the event that VII PEAKS-KBR CO-OPTIVIST™ INCOME BDC II, INC. deposits funds erroneously into my account, the Company is authorized to debit my account for the amount of the erroneous deposit. I also hereby acknowledge that funds and/or shares in my account may be subject to applicable abandoned property, escheat or similar laws and may be transferred to the appropriate governmental authority in accordance with such laws, including as a result of account inactivity for the period of time specified in such laws or otherwise. None of the Company, its affiliates, its agents or any other person shall be liable for any property delivered in good faith to a governmental authority pursuant to applicable abandoned property, escheat or similar laws.

Name of Financial Institution		Address Line 1	
Address Line 2	City	State	Zip Code
ABA Routing Number	Account Number		

Please attach voided pre-printed check from the above referenced account where fund from distribution are to be sent here **

*** The deposit services above cannot be established without a pre-printed, voided check. For Electronic Funds Transfers, the signatures of the bank account owner(s) must appear exactly as they appear on the bank registration. If the registration at the bank differs from that on this Subscription Agreement, all parties must sign below.*

Signature	Signature

C. ☐ Cash/Check mailed to the address set forth in Section 3A above

D. ☐ Third-Party Payee. Send distributions via check to third-party payee listed below: *(Not available for qualified plans without custodial approval)*

Name	Mailing Address	
City	State	Zip Code
Account #		

5 ELECTRONIC DELIVERY OF REPORTS AND UPDATES

In lieu of receiving documents by mail, I authorize the Company to make available on its website at www.viipeaks-kbr.com its monthly, quarterly and annual reports, supplements, announcements or other documents required to be delivered to me, as well as any investment or marketing updates, and to notify me via e-mail when such reports or updates are available. Any documents not uploaded and made readily available on the website will be e-mailed to the address identified below. (Any investor who elects the Electronic Delivery option must provide a valid e-mail address, and such investor shall be responsible for notifying the Company in writing should such account relating to the e-mail address be terminated or changed.) The e-mail address for receipt of notifications as outlined above is:

E-Mail Address	
Signature	Date
Signature	Date

6 COMMUNICATIONS WITH FINANCIAL ADVISOR OR REPRESENTATIVE OF RECORD

I, ________________________, hereby acknowledge, agree and request that the financial advisor or representative of record on this investment shall be provided with copies of all communication and correspondence between me and Investment Services at KBR Capital Partners, and/or the Transfer Agent, Phoenix American Financial Services, relating to my investment in VII Peaks-KBR Co-Optivist™ Income BDC II, Inc., including but not limited to distribution communications, quarterly and/or annual reports, as may be applicable.

Signature	Date
Signature	Date

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7 BROKER-DEALER OR REGISTERED INVESTMENT ADVISOR (RIA) INFORMATION *(All fields mandatory)*

The Broker-Dealer or RIA must sign below to complete order. The Broker-Dealer or RIA hereby warrants that he/she is duly licensed and may lawfully sell shares in the state listed in Section 3. The Broker-Dealer/RIA further represents and certifies that in connection with this subscription for shares, he/she has complied with and has followed all applicable policies and procedures under his/her firm's existing *Anti-Money Laundering Program and Customer Identification Program.*

Broker-Dealer or RIA Firm Name		Financial Advisor Name
Financial Advisor Address		
City	State	Zip
Advisor Number	Branch Number (if applicable)	Telephone Number
E-Mail Address		Fax Number

This subscription was made as follows:

☐ **Through a Selected Dealer (CRD # ____________________)**

Investor suitability requirements have been established by the Company and are in the Registration Statement under "Suitability Standards." Before recommending the purchase of shares, we have reasonable grounds to believe, on the basis of information supplied by the subscriber concerning his or her investment objectives, other investments, financial situation and needs, and other pertinent information that: subscriber (1) can reasonably benefit from an investment in us based on such investor's overall investment objectives and portfolio structuring; (2) is able to bear the economic risk of the investment based on the prospective shareholder's overall financial situation; and (3) has apparent understanding of (a) the fundamental risks of the investment, (b) the risk that such investor may lose his or her entire investment, (c) the lack of liquidity of our shares, (d) the background and qualifications of our Manager and (e) the tax consequences of the investment.

I attest that I am a Registered Broker subject to the USA PATRIOT Act. In accordance with Section 326 of the USA PATRIOT Act, I have performed a Know Your Customer review of each investor who has signed this Subscription Agreement in accordance with the requirements of the Customer Identification Program. *(If required by Broker-Dealer)*

Financial Advisor Signature	Date	Branch Manager Signature	Date

☐ **Through a participating RIA* unaffiliated with a participating Broker-Dealer** **(*A participating RIA is a RIA who has entered into a Client Introduction Agreement.)**

I acknowledge that by checking the above box, I WILL NOT RECEIVE A COMMISSION.

RIA Signature	Date

8 REPRESENTATIONS, WARRANTIES AND COVENANTS OF INVESTOR

Please carefully read and separately initial each of the representations below. In the case of joint investors, each investor must initial. Except in the case of fiduciary accounts, you may not grant any person power of attorney to make such representations on your behalf. In order to induce the Company to accept this Subscription Agreement and as further consideration for such acceptance, I hereby represent and warrant as follows:

Investor	Co-Investor	
________	________	a) I have received the final prospectus (as amended or supplemented as of the date hereof) for VII Peaks -KBR Co-Optivist™ Income BDC II, Inc. at least five business days prior to the signing of this subscription agreement.
________	________	b) I have (i) a net worth of at least $250,000 or (ii) a net worth of at least $70,000 and a gross annual income of at least $70,000. (Net worth does not include home, furnishings and personal automobiles.)
________	________	c) If I am (we are) a resident of **Alabama**, I (we) certify that I (we) have a net worth of at least 10 times my (our) investment in the Company and other similar programs.
________	________	d) If I am (we are) a resident of **California**, I (we) certify that in addition to the suitability standards above, I (we) must limit my (our) investment in the Company to 10% of my (our) net worth (excluding home, furnishings and automobiles).
________	________	e) If I am (we are) a resident of **Iowa**, I (we) have either (i) a liquid net worth of $85,000 and annual gross income of $85,000 or (ii) a liquid net worth of $300,000. Additionally, my (our) total investment in the Company shall not exceed 10% of my (our) net worth. Liquid net worth is that portion of an investor's net worth that consists of cash, cash equivalents and readily marketable securities and is exclusive of home, auto and furnishings.

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_________ Investor	_________ Co-Investor	f) If I am (we are) a resident of **Kansas**, I (we) certify that my (our) aggregate investment in the Company and other non-traded business development companies is not more than 10% of my (our) liquid net worth. Liquid net worth is defined as that portion of net worth that consists of cash, cash equivalents and readily marketable securities.
_________ Investor	_________ Co-Investor	g) If I am (we are) a resident of **Kentucky**, I (we) certify that I (we) have either (i) a liquid net worth of $85,000 and annual gross income of $85,000 or (ii) a liquid net worth of $300,000. Additionally, I (we) certify that my (our) total investment in the Company shall not exceed 10% of my (our) liquid net worth.
_________ Investor	_________ Co-Investor	h) If I am (we are) a resident of **Maine**, I (we) certify that my (our) aggregate investment in the Company and other non-traded business development companies is not more than 10% of my (our) liquid net worth.
_________ Investor	_________ Co-Investor	i) If I am (we are) a resident of **New Jersey**, I (we) certify that my (our) aggregate investment in this offering and similar offerings not exceed 10% of my (our) liquid net worth. For this purpose "liquid net worth" is defined as that portion of net worth that consists of cash, cash equivalents and readily marketable securities.
_________ Investor	_________ Co-Investor	j) If I am (we are) a resident of **New Mexico**, I (we) certify that in addition to the suitability standards above, I (we) must limit my (our) investment in the Company and its affiliates to 10% of my (our) net worth.
_________ Investor	_________ Co-Investor	k) If I am (we are) a resident of **North Dakota**, I (we) certify that I (we) have a net worth of at least ten times my (our) investment in the Company and its affiliates and that I (we) meet one of the established suitability standards.
_________ Investor	_________ Co-Investor	l) If I am (we are) a resident of **Oregon**, I (we) certify that in addition to the suitability standards above, I (we) must limit my (our) investment in the Company and its affiliates to 10% of my (our) net worth.
_________ Investor	_________ Co-Investor	m) If I am (we are) a resident of **Oklahoma**, I (we) certify that my (our) aggregate investments in the Company is not more than 10% of my (our) net worth (excluding home, home furnishings and automobiles).
_________ Investor	_________ Co-Investor	n) If I am (we are) a resident of **Tennessee**, I (we) certify that my (our) aggregate investments in the Company and other non-traded business development companies is not more than 10% of my (our) net worth.
_________ Investor	_________ Co-Investor	o) I am (we are) purchasing shares for my (our) own account.
_________ Investor	_________ Co-Investor	p) I (we) acknowledge that the shares are not liquid, there is no public market for the shares, and I (we) may not be able to sell the shares.
_________ Investor	_________ Co-Investor	q) I am either purchasing the shares for my own account, or if I am purchasing shares on behalf of a trust/ other entity of which I am trustee or authorized agent, I have due authority to execute this subscription agreement and do hereby legally bind the trust or other entity of which I am trustee or authorized agent.

SUBSTITUTE IRS FORM W-9 CERTIFICATION

The investor signing below, under penalties of perjury, certifies that (i) the number shown on this subscription agreement is its correct social security number/taxpayer identification number (or it is waiting for a number to be issued to it) and (ii) the investor is not subject to backup withholding either because (A) the investor is exempt from backup withholding, (B) the investor has not been notified by the Internal Revenue Service ("IRS") that it is subject to backup withholding as a result of a failure to report all interest or dividends, or (C) the IRS has notified the investor that it is no longer subject to backup withholding, and (iii) the investor is a U.S. person for federal tax purposes (including a U.S. resident alien).

YOU MUST CROSS OUT CLAUSE (ii) IN THIS CERTIFICATION AND THE "SUBJECT TO BACKUP WITHHOLDING" BOX IN SECTION TWO SHOULD BE CHECKED IF THE INVESTOR HAS BEEN NOTIFIED BY THE IRS THAT IT IS CURRENTLY SUBJECT TO BACKUP WITHHOLDING BECAUSE IT HAS FAILED TO REPORT ALL INTEREST AND DIVIDENDS ON ITS TAX RETURN.

The Internal Revenue Service does not require your consent to any provision of this document other than this certification, which is required to avoid backup withholding.

In addition, you understand that you will receive a confirmation of your purchase, subject to acceptance by the Company, within 15 days from the date your subscription is received and accepted, and that the sale of Shares pursuant to this subscription agreement will not be effective until at least five business days after the date you have received a final Prospectus.

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By signing below, you also acknowledge that you do not expect to be able to sell your shares regardless of how we perform. We do not intend to list our shares on any securities exchange for the foreseeable future, and we do not expect a secondary market in our shares to develop. As a result, you should not expect to be able to resell your shares regardless of how we perform. If you are able to sell your shares, you will likely receive less than your purchase price. We intend to implement a tender offer program, but only a limited number of shares will be eligible for repurchase by us. Accordingly, you should consider that you may not have access to the money you invest for at least five years, or until we complete a liquidity event, which we intend to seek to complete within five years following the completion of our offering stage. There is no assurance that we will complete a liquidity event within such timeframe or at all. As a result of the foregoing, an investment in our shares is not suitable for investors that require short-term liquidity.

Signature of Investor	SSN:	Date
Signature of Co - Investor	SSN:	Date
Signature of Custodian (if applicable)	TIN:	Date

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9 COMPANY ACCEPTANCE

Accepted by VII Peaks-KBR Co-Optivist™ Income BDC II, Inc.

By

Name	Title	Date

For Office Use Only

Check #		Deposit Date		Input By:		W/S	
Batch #		Admit Date		Proofed By:		Region	
Subscription #		Compiled By:		Posted By:		Territory	

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VII PEAKS • KBR
CO-OPTIVIST™ FUNDS

CORPORATE/LLC/LP RESOLUTION

To be completed only by Corporate/LLC/LP Subscribers

This form may be used by any new/current investor(s) (an "Investor") to grant designated officer(s)/member(s)/partner(s) of an entity (corporation/LLC/LP full authority regarding an investment in VII Peaks-KBR Co-Optivist™ Income BDC II, Inc.

Date:

I hereby certify that pursuant to:

(a) a valid meeting of the board of directors/members/partners of ______________ an entity organized and existing under and by virtue of the laws of the State of ______________ (the "Entity"), at which said meeting a quorum was present and acting throughout, or

(b) a valid written consent of such a board of directors/members/partners,

the following resolution was adopted and remains in full force and effect without modification through the date set forth above:

RESOLVED, that any officers/members/partners of the entity listed below are, and any one of them hereby is, fully authorized, empowered, and directed to invest and to make any modifications to investments in VII Peaks-KBR Co-Optivist™ Income BDC II, Inc. and that each of such officers/members/partners is hereby authorized, empowered, and directed to execute, deliver on behalf of the entity and cause the entity to perform, under any and all agreements, instruments and other documents, and to take such actions as such officer may reasonably deem necessary or advisable to carry out such investments or modifications thereto.

I further certify that the authority thereby conferred is not inconsistent with the Charter or Bylaws/agreements of this entity, and that the following is a true and correct list of the officers/members/partners of this entity as of the present date.

OFFICERS/ MEMBERS/ PARTNERS: Please list all officers/members/partners of the entity who meet the requirements listed above.

Name:	Title:
Name:	Title:
Name:	Title:

In Witness Whereof, I have hereunto set my hand this	day of	20

Secretary

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VII PEAKS • KBR
CO-OPTIVIST™ FUNDS

TRUSTEE CERTIFICATION OF INVESTMENT POWERS

To be completed only by Trust Subscribers

This form may be used in connection with investments held by a trust in VII Peaks-KBR Co-Optivist™ Income BDC II, Inc.

1 TRUST INFORMATION

Complete Name of the Trust:		
Date of the Trust:	Date of the Latest Amendment:	Revocable/ Living Trust (YES/NO):

2 AUTHORIZED INDIVIDUAL(S)

You are authorized to accept orders and other instructions from those individuals or entities listed below, unless their authority is expressly limited on this certification (attach extra pages, if necessary.)

Please select one of the following three options:

☐ The Trustee(s) listed below may act as a majority as provided in the trust document referenced above.

☐ The Trustee(s) listed below may act independently as provided in the trust document referenced above.

☐ The Trustee(s) listed below must act collectively as provided in the trust document referenced above.

3 INVESTMENTS PERMITTED

(a) We certify that we have the power under the Trust and applicable law to enter into transactions involving the establishment and modification of subscriptions pertaining to investments in VII Peaks-KBR Co-Optivist™ Income BDC II, Inc. in respect of which the Trust has submitted a subscription agreement.

(b) We understand you, at your sole discretion and for your sole protection, may require the written consent of any or all Trustees prior to acting upon the instructions of any individual Trustee. We, the Trustee(s), jointly and severally shall indemnify you and hold you harmless from any liability for effecting any orders, transactions and instructions, if you act pursuant to instructions you believe to have been given by any of the authorized individuals listed under Section 4 below.

(c) We agree to inform you in writing of any amendment to the Trust that affects its interest in VII Peaks-KBR Co-Optivist™ Income BDC II, Inc. or its actions in respect thereto, or any change in the composition of the Trustee(s), or any other event that could materially alter the certifications made above. You may rely on the continued validity of this certification indefinitely absent actual receipt of such notice.

4 TRUSTEE SIGNATURES

All Trustees must sign. Should only one person execute this agreement, it shall constitute a representation that the signer is the sole Trustee. Attach extra pages if necessary.

Trustee Name *(Please print)*	Signature	Date
Trustee Name *(Please print)*	Signature	Date
Trustee Name *(Please print)*	Signature	Date
Trustee Name *(Please print)*	Signature	Date

5 SUCCESSOR TRUSTEES

Please complete this section if applicable.

Successor Trustees:
Successor Trustees:
Successor Trustees:
Successor Trustees:

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APPENDIX A TO SUBCRIPTION AGREEMENT

NOTICE TO STOCKHOLDER OF ISSUANCE OF UNCERTIFICATED SHARES OF COMMON STOCK

Containing the information required by Section 2-221
of the Maryland General Corporation Law

To: Stockholder
From: VII Peaks-KBR Co-Optivist™ Income BDC II, Inc.

Shares of Common Stock, $0.001 par value per share

VII Peaks-KBR Co-Optivist™ Income BDC II, Inc., a Maryland Corporation (the "Corporation"), is issuing to you, subject to acceptance by the Corporation, the number of shares of its common stock (the "Shares") that correspond to the dollar amount of your subscription as set forth in your subscription agreement with the Corporation. The shares do not have physical certificate. Instead, the Shares are recorded on the books and records of the Corporation, and this notice is given to you of certain information relating to the shares. All capitalized terms not defined herein have the meanings set forth in the Corporation's Charter, as the same may be amended from time to time, a copy of which, including the restrictions on transfer and ownership, will be furnished to each holder of shares of the Corporation on request, and without charge. Requests for such a copy may be directed to the Secretary of Corporation at its principal office.

The Corporation has the authority to issue shares of stock of more than one class. Upon the request of any stockholder, and without charge, the Corporation will furnish a full statement of the information required by section 2-221 of the Maryland General Corporation Law with respect to certain restrictions on ownership and transferability, the designations and any preferences, conversion and other rights, voting powers, restrictions, limitations as to dividends and other distributions, qualifications, terms and conditions of redemption of the shares of each class of stock which the Corporation has authority to issue, the differences in the relative rights and preferences between the shares of each series to the extent set , and the authority of the Board of Directors to set such rights and preferences of subsequent series. Such requests must be made to the Secretary of Corporation at its principal office.

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